Average Annual Total Returns - DWS CROCI US Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax Since Inception	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions Since Inception	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares Since Inception	Class T before tax Class Inception	Class T before tax 1 Year	Class T before tax 5 Years	Class T before tax Since Inception	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax Since Inception	Class R before tax Class Inception	Class R before tax 1 Year	Class R before tax 5 Years	Class R before tax Since Inception	Class R6 before tax Class Inception	Class R6 before tax 1 Year	Class R6 before tax 5 Years	Class R6 before tax Since Inception	INST Class before tax Class Inception	INST Class before tax 1 Year	INST Class before tax 5 Years	INST Class before tax Since Inception	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax Since Inception	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Apr. 10, 2015	(17.89%)	5.66%	2.47%	(17.29%)	5.14%	1.98%	(9.28%)	4.61%	2.05%	Jun. 05, 2017	(15.05%)	6.37%	3.06%	Apr. 10, 2015	(13.60%)	6.08%	2.73%	Dec. 09, 2016	(13.21%)	6.54%	3.15%	Apr. 10, 2015	(12.55%)	7.29%	3.88%	Apr. 10, 2015	(12.67%)	7.21%	3.81%	Apr. 10, 2015	(12.59%)	7.21%	3.81%	2.80%	9.74%	7.68%